Shareholders' equity - Amounts of Capital (Details) $ in Millions	Dec. 31, 2020 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1	$ 7,729
Tier 1 capital	9,667
Total capital	7,824
Tier 1 leverage ratio	9,591
SLR	11,069
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1	13,324
Tier 1 capital	11,343
Total capital	8,979
Tier 1 leverage ratio	5,072
SLR	$ 6,580